RYDEX
   DYNAMIC FUNDS

Semi-Annual Report
June 30, 2001

Titan 500 Fund
Tempest 500 Fund
Velocity 100 Fund
Venture 100 Fund
Titan 500 Master Portfolio
Tempest 500 Master Portfolio
Velocity 100 Master Portfolio
Venture 100 Master Portfolio

C1

C2

Dear Shareholder,

After refraining from cutting the target rate on overnight loans during the previous two years, the Federal Reserve Board's Open Market Committee cut rates six times since the beginning of 2001 -- bringing the rate from 6% on January 1 to 3.75% at the end of the second quarter. Though the rate cuts spurred rallies in stock markets, the economic improvements were short-lived. By mid year, widespread layoffs continued. Some analysts, concerned about the slowing economy, were expressing fear that the Fed's actions may not significantly stimulate the economy.

First Half Review

Earnings were poor in the first quarter of the year, falling 11.08% below those in the first quarter of 2000, according to First Call/Thomson Financial. This was the biggest quarterly decline in a decade. The Nasdaq Composite Index was down 25.50% -- its worst quarter ever. The Nasdaq 100, which contains the largest stocks in the overall Nasdaq Composite, fared even worse, falling 32.81%. The Standard & Poor's 500 (S&P 500) lost 12.11%.

While the second quarter was an improvement over the first, the economy continued to weaken. Quarterly earnings (through June 17) were 20.50% below the same quarter last year. Despite the continued poor earnings environment, however, all of the major market indices posted positive returns. The Nasdaq 100 was up 16.33% for the quarter, while the S&P 500 was up 5.52%.

As evidenced by the Nasdaq Composite Index, technology shares came back strong in the second quarter, led by technology bellwether Microsoft. In June, the U.S. Court of Appeals for the District of Columbia overturned the order to split up the company.

Page i

Oil & gas and communications continued to falter during the second quarter, but entertainment & leisure joined computer software in leading the recovery. Increasing optimism that the economy has bottomed out has investors hoping that corporate profits will improve in the next nine to 12 months.

Going Forward

There are some indications of economic improvement. During the first half of the year, consumer cyclicals, which comprise 9.17% of the S&P 500, were up 6.68%. Analysts who believe that cyclical stocks are the first to respond once the market bottoms see this as a positive sign. In addition, the traditionally defensive basic materials sector was the best performer in the fourth quarter of 2000, lending some credibility to the theory that the market could have bottomed in the beginning of the second quarter of this year.

There are other encouraging developments as well. Natural gas, gasoline and electricity prices have dropped considerably from their 2000 highs. In addition to reducing costs for businesses, more reasonable energy prices will act as a tax cut for consumers, freeing up income for additional for spending. The $39 billion tax rebate should also raise consumer confidence levels and, subsequently, spending. This should keep the economy from slipping into recession during the third and fourth quarters.

Sincerely,

Albert P. "Skip" Viragh, Jr.

Chairman of the Board

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 STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                                              June 30, 2001

	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

ASSETS
Investment in Master Portfolio* (See Note 3)..	$ 128,339,478	$ 57,855,591	$ 199,667,792	$ 66,557,487
Receivable for Shares Purchased.......................	23,744,059	12,296,961	13,561,964	18,037,382
Receivable for Securities Sold.............................	23,913,316	11,229,675	9,013,379	-
Other Assets..........................................................	-	46,623	138,007	39,088

Total Assets.......................................................	175,996,853	81,428,850	222,381,142	84,633,957

LIABILITIES
Payable for Securities Purchased.......................	8,908,828	-	5,433,068	13,385,803
Payable for Shares Redeemed.............................	38,720,835	23,509,468	17,101,070	4,633,362
Transfer Agent Fee Payable (Note 4)................	22,959	13,444	35,400	14,369
Distribution and Service Fee Payable (Note 4).	27,718	13,960	43,196	14,389
Portfolio Accounting Fee Payable (Note 4)......	4,753	3,724	5,805	3,848
Payable to Advisor...............................................	-	18,181	83,401	-
Other Liabilities.....................................................	90,013	48,659	108,574	43,726

Total Liabilities...................................................	47,775,106	23,607,436	22,810,514	18,095,497

NET ASSETS...........................................................	$ 128,221,747	$ 57,821,414	$ 199,570,628	$ 66,538,460

H CLASS:
Net Assets	$ 123,415,797	$ 54,127,570	$ 187,243,979	$ 65,954,170
Shares Outstanding	7,719,687	858,070	3,795,177	1,430,909
Net Asset Value Per Share	$ 15.99	$ 63.08	$ 49.34	$ 46.09

C CLASS:
Net Assets	$ 4,805,950	$ 3,693,844	$ 12,326,649	$ 584,290
Shares Outstanding	302,107	58,707	252,340	12,705
Net Asset Value Per Share	$ 15.91	$ 62.92	$ 48.85	$ 45.99

* The cost of Investment in Master Portfolio is $121,258,242, $52,113,966, $180,234,822, and $56,374,950, respectively.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (Unaudited)                                                             Period Ended June 30, 2001

	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

INVESTMENT INCOME
Dividends (Note 1).............................................	$ 986,511	$ 336,314	$ -	$ -

Total Income....................................................	986,511	336,314	-	-

EXPENSES
Transfer Agent Fees (Note 4)..........................	116,302	59,163	188,387	61,005
Distribution and Service Fees (Note 4)..........	129,861	58,349	205,529	60,854
Printing Expenses...............................................	2,381	1,186	3,304	1,068
Portfolio Accounting Fees (Note 4)................	25,903	18,083	32,349	18,723
Registration Fees (Note 1)................................	49,609	11,703	47,556	16,624
Audit and Outside Services (Note 1)..............	2,701	1,522	3,910	1,321
Miscellaneous (Note 1).....................................	81,715	52,786	111,579	45,122

Total Expenses..................................................	408,472	202,792	592,614	204,717

Net Investment Income (Loss)...........................	578,039	133,522	(592,614)	(204,717)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on Investment Securities........................................	(35,250,986)	(3,730,104)	(138,399,483)	(15,663,624)
Net Change in Unrealized Appreciation on Investments..........................	7,081,236	5,741,625	19,432,970	10,182,537

Net Gain (Loss) on Investments...................	(28,169,750)	2,011,521	(118,966,513)	(5,481,087)

Net Increase (Decrease) in Net Assets from Operations...........................	$(27,591,711)	$ 2,145,043	$ (119,559,127)	$ (5,685,804)

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Titan 500 Fund		Tempest 500 Fund

	Period Ended June 30, 2001	Period Ended December 31, 2000*	Period Ended June 30, 2001	Period Ended December 31, 2000*

CHANGES FROM OPERATIONS
Net Investment Income......................................	$ 578,039	$ 1,300,413	$ 133,522	$ 386,956
Net Realized Gain (Loss) on Investments.......	(35,250,986)	(28,132,673)	(3,730,104)	2,302,293
Net Change in Unrealized Appreciation (Depreciation) on Investments.....................	7,081,236	(4,732,163)	5,741,625	550,528

Net Increase (Decrease) in Net Assets from Operations............................................	(27,591,711)	(31,564,423)	2,145,043	3,239,777

Distributions to Shareholders From: (Note 1)
Net Investment Income
H Class..............................................................	-	(38,115)	-	(128,305)
C Class **.........................................................	-	-	-	-

Total Distributions to Shareholders................	-	(38,115)	-	(128,305)

Net Increase in Net Assets from Share Transactions (Note 8)..................	90,878,403	96,537,593	19,735,379	32,829,520

Net Increase in Net Assets............................	63,286,692	64,935,055	21,880,422	35,940,992

NET ASSETS-Beginning of Period...................	64,935,055	-	35,940,992	-

NET ASSETS-End of Period...............................	$128,221,747	$ 64,935,055	$ 57,821,414	$ 35,940,992

*Commencement of Operations: May 19, 2000 -- Titan 500 Fund H Class and Tempest 500 Fund H Class,
   November 27, 2000 -- Titan 500 Fund C Class, and March 7, 2001 -- Tempest 500 Fund C Class
**C Class shares commenced operations after distributions for the current year had already been paid.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Velocity 100 Fund		Venture 100 Fund

	Period Ended June 30, 2001	Period Ended December 31, 2000*	Period Ended June 30, 2001	Period Ended December 31, 2000*

CHANGES FROM OPERATIONS
Net Investment Income (Loss).........................	$ (592,614)	$ 953,093	$ (204,717)	$ 907,014
Net Realized Gain (Loss) on Investments.......	(138,399,483)	(112,006,580)	(15,663,624)	12,588,232
Net Change in Unrealized Appreciation (Depreciation) on Investments.....................	19,432,970	(39,336,753)	10,182,537	2,611,334

Net Increase (Decrease) in Net Assets from Operations.......................	(119,559,127)	(150,390,240)	(5,685,804)	16,106,580

Distributions to Shareholders From: (Note 1)
Net Investment Income
H Class..............................................................	-	-	-	(400,000)
C Class **.........................................................	-	-	-	-

Total Distributions to Shareholders...................	-	-	-	(400,000)

Net Increase in Net Assets from Share Transactions (Note 8)..................	188,920,911	280,599,084	43,416,448	13,101,236

Net Increase in Net Assets............................	69,361,784	130,208,844	37,730,644	28,807,816

NET ASSETS-Beginning of Period...................	130,208,844	-	28,807,816	-

NET ASSETS-End of Period...............................	$199,570,628	$130,208,844	$ 66,538,460	$ 28,807,816

*Commencement of Operations: May 24, 2000 -- Velocity 100 Fund H Class, May 23, 2000 -- Venture 100 Fund H Class,
  November 20, 2000 -- Velocity 100 Fund C Class, and March 8, 2001 -- Venture 100 Fund C Class
**C Class shares commenced operations after distributions for the current year had already been paid.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

	H Class

	Titan 500 Fund		Tempest 500 Fund

	Period Ended June 30, 2001	Period Ended December 31, 2000*	Period Ended June 30, 2001	Period Ended December 31, 2000*

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE - BEGINNING OF PERIOD................................................................	$ 20.01	$ 25.00	$ 56.61	$ 50.00

Net Investment Income+.......................................	.12	.60	.18	.95
Net Realized and Unrealized Gains (Losses) on Securities..........................	(4.14)	(5.58)	6.29	5.98

Net Increase (Decrease) in Net Asset Value Resulting from Operations..................	(4.02)	(4.98)	6.47	6.93

DISTRIBUTIONS TO SHAREHOLDERS (Note 1)
From Net Investment Income............................	-	(0.01)	-	(0.32)
From Realized Gain on Investments.................	-	-	-	-

Net Increase (Decrease) in Net Asset Value .....	(4.02)	(4.99)	6.47	6.61

NET ASSET VALUE - END OF PERIOD...........	$ 15.99	$ 20.01	$ 63.08	$ 56.61

TOTAL INVESTMENT RETURN.......................	(20.09)%	(19.92)%	11.43%	13.92%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**, including expenses of the corresponding Master Portfolio..............	1.75%	1.97%	1.75%	2.23%
Net Expenses**, including expenses of the corresponding Master Portfolio..............	1.75%	1.71%	1.75%	1.60%
Net Investment Income**..................................	1.38%	4.02%	0.57%	2.91%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***...............................	-	-	-	-
Net Assets, End of Period (000's omitted).......	$ 123,416	$ 64,745	$ 54,128	$ 35,941

*Commencement of Operations: May 19, 2000 -- Titan 500 Fund H Class and Tempest 500 Fund H Class
**Annualized
***Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
+Calculated using the average daily shares outstanding for the period.

FINANCIAL HIGHLIGHTS (Unaudited)

	H Class

	Velocity 100 Fund		Venture 100 Fund

	Period Ended June 30, 2001	Period Ended December 31, 2000*++	Period Ended June 30, 2001	Period Ended December 31, 2000*

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE - BEGINNING OF PERIOD................................................................	$ 104.70	$ 250.00	$ 51.44	$ 50.00

Net Investment Income (Loss)+........................	(.04)	2.30	(.21)	1.01
Net Realized and Unrealized Gains (Losses) on Securities....................................	(55.32)	(147.60)	(5.14)	.90

Net Increase (Decrease) in Net Asset Value Resulting from Operations................................	(55.36)	(145.30)	(5.35)	1.91

DISTRIBUTIONS TO SHAREHOLDERS (Note 1)
From Net Investment Income............................	-	-	-	(0.47)
From Realized Gain on Investments.................	-	-	-	-

Net Increase (Decrease) in Net Asset Value......	(55.36)	(145.30)	(5.35)	1.44

NET ASSET VALUE - END OF PERIOD..........	$ 49.34	$ 104.70	$ 46.09	$ 51.44

TOTAL INVESTMENT RETURN.....................	(52.87)%	(58.12)%	(10.40)%	3.92%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**, including expenses of the corresponding Master Portfolio..............	1.75%	1.91%	1.75%	2.12%
Net Expenses**, including expenses of the corresponding Master Portfolio..............	1.75%	1.74%	1.75%	1.67%
Net Investment Income (Loss)**......................	(0.78)%	1.89%	(0.78)%	4.87%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***...............................	-	757%	-	-
Net Assets, End of Period (000's omitted)......	$ 187,244	$ 130,126	$ 65,954	$ 28,808

*Commencement of Operations: May 24, 2000 -- Velocity 100 Fund H Class, and May 23, 2000 -- Venture 100 Fund H Class
**Annualized
***Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
+Calculated using the average daily shares outstanding for the period.
++Per share amounts for the periods ended December 31, 2000 have been restated to reflect a 1:10 reverse stock split effective April 20, 2001.

FINANCIAL HIGHLIGHTS (Unaudited)

	C Class

	Titan 500 Fund		Tempest 500 Fund

	Period Ended June 30, 2001	Period Ended December 31, 2000*	Period Ended June 30, 2001*

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE - BEGINNING OF PERIOD................................................................	$ 20.00	$ 21.34	$ 61.02

Net Investment Income (Loss)+........................	(.08)	.06	(.19)
Net Realized and Unrealized Gains (Losses) on Securities.........................	(4.01)	(1.40)	2.09

Net Increase (Decrease) in Net Asset Value Resulting from Operations..............................	(4.09)	(1.34)	1.90

DISTRIBUTIONS TO SHAREHOLDERS (Note 1)..................................................................	-	-	-

Net Increase (Decrease) in Net Asset Value .....	(4.09)	(1.34)	1.90

NET ASSET VALUE - END OF PERIOD...........	$ 15.91	$ 20.00	$ 62.92

TOTAL INVESTMENT RETURN.......................	(20.45)%	(6.28)%	3.11%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**, including expenses of the corresponding Master Portfolio..............	2.50%	2.45%	2.50%
Net Expenses**, including expenses of the corresponding Master Portfolio..............	2.50%	2.45%	2.50%
Net Investment Income (Loss)**.....................	(0.95)%	3.10%	(1.06)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***..............................	-	-	-
Net Assets, End of Period (000's omitted)......	$ 4,806	$ 190	$ 3,694

*Commencement of Operations: November 27, 2000 -- Titan 500 Fund and March 7, 2001 -- Tempest 500 Fund
**Annualized
***Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
+Calculated using the average daily shares outstanding for the period.

FINANCIAL HIGHLIGHTS (Unaudited)

	C Class

	Velocity 100 Fund		Venture 100 Fund

	Period Ended June 30, 2001	Period Ended December 31, 2000*++	Period Ended June 30, 2001*

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE - BEGINNING OF PERIOD................................................................	$ 104.50	$ 160.00	$ 57.68

Net Investment Loss+........................................	(.20)	(2.00)	(.24)
Net Realized and Unrealized Losses on Securities........................................	(55.45)	(53.50)	(11.45)

Net Decrease in Net Asset Value Resulting from Operations.............................	(55.65)	(55.50)	(11.69)

DISTRIBUTIONS TO SHAREHOLDERS (Note 1)................................................................	-	-	-

Net Decrease in Net Asset Value........................	(55.65)	(55.50)	(11.69)

NET ASSET VALUE - END OF PERIOD..........	$ 48.85	$ 104.50	$ 45.99

TOTAL INVESTMENT RETURN.......................	(53.25)%	(34.69)%	(20.27)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses**, including expenses of the corresponding Master Portfolio..............	2.50%	2.40%	2.50%
Net Expenses**, including expenses of the corresponding Master Portfolio..............	2.50%	2.40%	2.50%
Net Investment Income (Loss)**.....................	(1.53)%	(14.36)%	(1.42)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***.............................	-	757%	-
Net Assets, End of Period (000's omitted)......	$ 12,327	$ 83	$ 584

*Commencement of Operations: November 20, 2000 -- Velocity 100 Fund and March 8, 2001 -- Venture 100 Fund
**Annualized
***Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
+Calculated using the average daily shares outstanding for the period.
++Per share amounts for the periods ended December 31, 2000 have been restated to reflect a 1:10 reverse stock split effective April 20, 2001.

TITAN 500 MASTER PORTFOLIO
Schedule Of Investments (Unaudited)                                                                            June 30, 2001

	Shares	Market Value (Note 1)

COMMON STOCKS 57.6%
General Electric Co.*.......................................................................	71,995	$3,507,670
Microsoft Corp.*.............................................................................	39,010	2,847,731
Exxon Mobil Corp............................................................................	25,005	2,184,187
Citigroup, Inc.*................................................................................	36,448	1,925,912
Pfizer, Inc.*.......................................................................................	45,757	1,832,569
AOL Time Warner, Inc.*................................................................	32,114	1,702,042
Wal-Mart Stores, Inc.......................................................................	32,406	1,581,414
American International Group*.....................................................	16,896	1,453,056
Intel Corp.*.......................................................................................	48,743	1,425,734
International Business Machines Corp........................................	12,592	1,422,897
Johnson & Johnson*......................................................................	21,946	1,097,301
Merck & Co., Inc.*..........................................................................	16,620	1,062,185
Verizon Communications, Inc.*.....................................................	19,604	1,048,815
SBC Communications, Inc.*...........................................................	24,411	977,905
Cisco Systems, Inc.*.......................................................................	53,048	965,474
Royal Dutch Petroleum Co.............................................................	15,541	905,574
Coca-Cola Co.*................................................................................	18,029	811,305
Philip Morris Cos., Inc....................................................................	15,943	809,107
Home Depot, Inc..............................................................................	16,920	787,626
Oracle Corp.*....................................................................................	40,687	773,053
Tyco International Ltd....................................................................	14,037	765,018
Bristol-Myers Squibb Co.*............................................................	14,087	736,750
Bank of America Corp.....................................................................	11,618	697,429
Viacom, Inc.*....................................................................................	12,903	667,730
JP Morgan Chase & Co.*...............................................................	14,388	641,705
Fannie Mae*.....................................................................................	7,250	617,338
Eli Lilly & Co.*.................................................................................	8,146	602,804
Procter & Gamble Co.*....................................................................	9,387	598,891
Wells Fargo & Co.*.........................................................................	12,439	577,543
American Home Products Corp.*..................................................	9,526	556,699
AT&T Wireless Services, Inc........................................................	25,008	550,176
BellSouth Corp.*..............................................................................	13,583	546,987
Abbott Laboratories*.....................................................................	11,226	538,960

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
Morgan Stanley Dean Witter & Co.*...........................................	8,066	$518,079
Dell Computer Corp.*.....................................................................	18,853	493,006
Pepsico, Inc......................................................................................	10,611	469,006
EMC Corp.-Mass*...........................................................................	15,986	464,393
Amgen, Inc.*....................................................................................	7,561	458,801
The Walt Disney Co........................................................................	15,148	437,626
Pharmacia Corp.*.............................................................................	9,423	432,987
Chevron Corp...................................................................................	4,650	420,825
Medtronic, Inc.*..............................................................................	8,772	403,600
Hewlett-Packard Co.*......................................................................	14,082	402,745
Texas Instruments, Inc*.................................................................	12,583	396,364
Schering-Plough Corp.*.................................................................	10,604	384,289
Qwest Communications International..........................................	12,041	383,747
American Express Co.*...................................................................	9,590	372,092
Sun Microsystems, Inc.*................................................................	23,606	371,086
Du Pont (E.I.) de Nemours & Co.*................................................	7,558	364,598
Merrill Lynch & Co., Inc.*..............................................................	6,084	360,477
Boeing Co.*......................................................................................	6,322	351,503
Freddie Mac.....................................................................................	5,020	351,400
Minnesota Mining & Manufacturing Co.....................................	2,887	329,407
Ford Motor Co.*..............................................................................	13,261	325,558
Qualcomm, Inc.*..............................................................................	5,500	321,640
US Bancorp.......................................................................................	13,812	314,775
FleetBoston Financial Corp............................................................	7,850	309,683
Bank One Corp.*..............................................................................	8,445	302,331
Comcast Corp.*................................................................................	6,859	297,681
WorldCom, Inc.-WorldCom Group...............................................	20,933	297,249
Applied Materials, Inc.*.................................................................	5,907	290,034
Anheuser-Busch Companies, Inc.................................................	6,505	268,006
Clear Channel Communications*..................................................	4,267	267,541
Texaco, Inc........................................................................................	4,011	267,133
Enron Corp........................................................................................	5,407	264,943
Motorola, Inc....................................................................................	15,918	263,602
Bank of New York Co., Inc.*..........................................................	5,332	255,936
General Motors Corp.......................................................................	3,976	255,856
McDonald's Corp.............................................................................	9,374	253,660

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
Walgreen Co.*.................................................................................	7,378	$251,959
United Technologies Corp.............................................................	3,428	251,135
Fifth Third Bancorp.........................................................................	4,154	249,448
First Union Corp..............................................................................	7,112	248,493
Unilever NV......................................................................................	4,142	246,739
Alcoa, Inc.*......................................................................................	6,256	246,486
Colgate-Palmolive Co.*...................................................................	4,067	239,912
Allstate Corp.*.................................................................................	5,251	230,991
Target Corp.*...................................................................................	6,535	226,111
Automatic Data Processing...........................................................	4,524	224,843
Household International, Inc.........................................................	3,362	224,245
Cardinal Health, Inc.........................................................................	3,231	222,939
Gillette Co.*......................................................................................	7,643	221,571
Schlumberger Ltd.*.........................................................................	4,175	219,814
Duke Energy Corp.*........................................................................	5,595	218,261
Dow Chemical Co............................................................................	6,505	216,291
Kimberly-Clark Corp........................................................................	3,858	215,662
Electronic Data Systems Corp.*....................................................	3,409	213,063
Baxter International, Inc..................................................................	4,294	210,406
Nortel Networks Corp.....................................................................	23,093	209,915
Washington Mutual, Inc.*.............................................................	5,589	209,867
Honeywell International, Inc.*......................................................	5,865	205,216
MBNA Corp.*..................................................................................	6,174	203,433
Lowe's Cos.*....................................................................................	2,791	202,487
Marsh & McLennan Cos................................................................	2,004	202,404
El Paso Corp.*..................................................................................	3,690	193,873
Veritas Software Corp.*..................................................................	2,881	191,673
Compaq Computer Corp.................................................................	12,242	189,629
Emerson Electric Co........................................................................	3,105	187,853
First Data Corp.................................................................................	2,840	182,470
The Gap, Inc.....................................................................................	6,216	180,264
Micron Technology, Inc.................................................................	4,328	177,881
HCA, Inc.*........................................................................................	3,896	176,060
Safeway, Inc.*..................................................................................	3,663	175,824
Metlife, Inc........................................................................................	5,435	168,376
American General Corp...................................................................	3,618	168,056

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
AES Corp.*.......................................................................................	3,856	$166,001
Sprint Corp. (PCS Group)*.............................................................	6,804	164,316
Mellon Financial Corp.*.................................................................	3,460	159,160
Siebel Systems, Inc.*......................................................................	3,284	154,019
Charles Schwab Corp.*...................................................................	10,045	153,688
Lucent Technologies, Inc.*...........................................................	24,685	153,047
Kohls Corp.*....................................................................................	2,420	151,807
Computer Associates International, Inc......................................	4,177	150,372
Exelon Corp.*...................................................................................	2,328	149,271
Kroger Co.*......................................................................................	5,876	146,900
UnitedHealth Group, Inc.................................................................	2,299	141,963
Waste Management, Inc.*.............................................................	4,540	139,923
Alltel Corp.........................................................................................	2,281	139,734
Illinois Tool Works.........................................................................	2,202	139,387
Lehman Brothers Holdings, Inc.....................................................	1,787	138,939
PNC Financial Services Group, Inc...............................................	2,107	138,619
Sprint Corp. (FON Group)...............................................................	6,424	137,216
Suntrust Banks, Inc.........................................................................	2,116	137,074
Costco Wholesale Corp.*..............................................................	3,270	134,332
National City Corp.*........................................................................	4,354	134,016
Sysco Corp.......................................................................................	4,875	132,356
Conoco, Inc......................................................................................	4,546	131,379
Carnival Corp.*................................................................................	4,238	130,107
Gannett Co., Inc...............................................................................	1,922	126,660
Caterpillar, Inc.*...............................................................................	2,505	125,375
International Paper Co....................................................................	3,510	125,307
Providian Financial Corp................................................................	2,083	123,314
Tenet Healthcare Corp.*.................................................................	2,348	121,133
Cendant Corp.*................................................................................	6,174	120,393
Aflac, Inc.*.......................................................................................	3,812	120,040
JDS Uniphase Corp.*......................................................................	9,540	119,250
Hartford Financial Services Group*..............................................	1,725	117,990
State Street Corp..............................................................................	2,365	117,044
Lockheed Martin Corp....................................................................	3,149	116,670
Williams Cos., Inc.*.........................................................................	3,525	116,149
Omnicom Group...............................................................................	1,343	115,498

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
The Southern Co.*..........................................................................	4,965	$115,436
General Dynamics Corp.*...............................................................	1,457	113,369
Analog Devices, Inc.*....................................................................	2,620	113,315
Corning, Inc.*..................................................................................	6,726	112,391
Halliburton Co.*..............................................................................	3,110	110,716
CVS Corp.*.......................................................................................	2,855	110,203
Dynegy, Inc.*..................................................................................	2,362	109,833
Wachovia Corp................................................................................	1,529	108,788
Paychex, Inc.*..................................................................................	2,719	108,760
American Electric Power.................................................................	2,347	108,361
Agilent Technologies, Inc.*..........................................................	3,327	108,127
BB&T Corp.*...................................................................................	2,943	108,008
Sara Lee Corp.*................................................................................	5,701	107,977
Dominion Resources, Inc./Va*......................................................	1,793	107,813
Phillips Petroleum Co.*...................................................................	1,862	106,134
Maxim Integrated Products*.........................................................	2,380	105,220
Peoplesoft, Inc.*..............................................................................	2,131	104,909
Cigna Corp........................................................................................	1,085	103,965
Harley-Davidson, Inc......................................................................	2,207	103,906
H.J. Heinz Co....................................................................................	2,536	103,697
Southwest Airlines*.......................................................................	5,531	102,268
Linear Technology Corp................................................................	2,311	102,192
Northern Trust Corp.......................................................................	1,620	101,250
Sears, Roebuck and Co...................................................................	2,382	100,782
Mirant Corp.*...................................................................................	2,889	99,382
Xilinx, Inc.*.......................................................................................	2,407	99,265
Union Pacific Corp..........................................................................	1,807	99,222
Chubb Corp......................................................................................	1,275	98,723
Anadarko Petroleum Corp..............................................................	1,817	98,172
Eastman Kodak Co..........................................................................	2,102	98,121
Alcan, Inc.........................................................................................	2,319	97,444
Nextel Communications, Inc.*.......................................................	5,556	97,230
Best Buy Co., Inc.*.........................................................................	1,517	96,360
John Hancock Financial Svcs.*....................................................	2,376	95,658
Transocean Sedco Forex, Inc........................................................	2,310	95,288
McGraw-Hill Companies, Inc.*......................................................	1,424	94,198

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
Loews Corp.*...................................................................................	1,435	$92,457
Forest Laboratories, Inc.*..............................................................	1,282	91,022
Texas Utilities Corp.........................................................................	1,882	90,693
General Mills, Inc.*.........................................................................	2,070	90,625
Capital One Financial Corp............................................................	1,510	90,600
Concord EFS, Inc.*.........................................................................	1,737	90,341
FedEx Corp.*....................................................................................	2,226	89,485
Albertson's, Inc.**..........................................................................	2,936	88,051
Franklin Resources, Inc.*...............................................................	1,918	87,787
Quaker Oats Co................................................................................	961	87,691
USA Education, Inc........................................................................	1,193	87,089
Tribune Co.*....................................................................................	2,162	86,502
Solectron Corp.*..............................................................................	4,722	86,412
Kellogg Co........................................................................................	2,957	85,753
Weyerhaeuser Co.*........................................................................	1,560	85,753
Burlington Northern Santa Fe Corp.*..........................................	2,840	85,683
Masco Corp.*..................................................................................	3,333	83,192
Marriott International, Inc..............................................................	1,757	83,176
Nike, Inc............................................................................................	1,970	82,720
Yahoo! Inc.*.....................................................................................	4,109	82,139
Allergan, Inc.....................................................................................	959	81,995
Calpine Corp.*.................................................................................	2,164	81,799
Adobe Systems, Inc........................................................................	1,733	81,451
Baker Hughes, Inc...........................................................................	2,427	81,304
Altera Corp*.....................................................................................	2,803	81,287
Broadcom Corp.*.............................................................................	1,886	80,645
Guidant Corp.*.................................................................................	2,240	80,640
Avon Products................................................................................	1,733	80,203
Keycorp*..........................................................................................	3,077	80,156
Interpublic Group Cos., Inc............................................................	2,719	79,803
St Paul Cos.......................................................................................	1,573	79,735
Kla-Tencor Corp.*...........................................................................	1,346	78,701
Stryker Corp.....................................................................................	1,427	78,271
Conagra Foods, Inc.*.....................................................................	3,912	77,497
FPL Group, Inc.................................................................................	1,287	77,490
William Wrigley Jr Co.*..................................................................	1,646	77,115

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
McKesson HBOC, Inc....................................................................	2,075	$77,024
Advanced Micro Devices*...........................................................	2,645	76,388
Campbell Soup Co.*.......................................................................	2,959	76,194
Air Products & Chemicals, Inc.*..................................................	1,662	76,036
Pitney Bowes, Inc.*........................................................................	1,789	75,353
Comerica, Inc.*................................................................................	1,292	74,419
May Department Stores Co...........................................................	2,172	74,413
Golden West Financial Corp.........................................................	1,157	74,326
Public Service Enterprise Group*.................................................	1,507	73,692
Medimmune, Inc.*..........................................................................	1,546	72,971
Progressive Corp.-Ohio..................................................................	536	72,462
Occidental Petroleum Corp.*.........................................................	2,696	71,687
XCEL Energy, Inc.*........................................................................	2,490	70,841
Chiron Corp.*..................................................................................	1,389	70,839
Comverse Technology, Inc.*........................................................	1,240	70,804
Lincoln National Corp.*.................................................................	1,362	70,484
Reliant Energy, Inc.*......................................................................	2,150	69,251
Raytheon Co....................................................................................	2,576	68,393
Ralston Purina Co...........................................................................	2,256	67,725
Progress Energy, Inc.*...................................................................	1,500	67,380
Becton Dickinson & Co.*..............................................................	1,872	66,999
King Pharmaceuticals, Inc.*..........................................................	1,234	66,328
Synovus Financial Corp.................................................................	2,104	66,023
USX-Marathon Group, Inc............................................................	2,237	66,014
AON Corp.*.....................................................................................	1,879	65,765
TJX Companies, Inc.*....................................................................	2,038	64,951
Deere & Co.......................................................................................	1,711	64,761
Delphi Automotive Systems*.......................................................	4,058	64,644
Univision Communications, Inc.*................................................	1,505	64,384
PPG Industries, Inc.*......................................................................	1,223	64,293
SouthTrust Corp.*..........................................................................	2,470	64,220
Starbucks Corp.*............................................................................	2,763	63,549
Biomet, Inc.*....................................................................................	1,305	62,718
Bed Bath & Beyond, Inc.*.............................................................	2,089	62,670
Lexmark International, Inc.*..........................................................	928	62,408
Entergy Corp....................................................................................	1,619	62,153

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
Federated Department Stores*.....................................................	1,449	$61,583
Consolidated Edison, Inc.*...........................................................	1,545	61,491
Burlington Resources, Inc.*..........................................................	1,533	61,243
Hershey Foods Corp......................................................................	992	61,216
IMS Health, Inc.*............................................................................	2,142	61,047
Intuit, Inc.*.......................................................................................	1,515	60,585
Unocal Corp.....................................................................................	1,773	60,548
MBIA, Inc........................................................................................	1,075	59,856
Archer-Daniels-Midland Co..........................................................	4,582	59,566
Mattel, Inc........................................................................................	3,119	59,011
Apple Computer, Inc.*...................................................................	2,528	58,776
Biogen, Inc.*....................................................................................	1,079	58,654
Novellus Systems, Inc.*................................................................	1,029	58,437
Clorox Co.*.......................................................................................	1,723	58,324
PPL Corp...........................................................................................	1,058	58,190
Danaher Corp...................................................................................	1,036	58,016
Norfolk Southern Corp.*................................................................	2,802	58,001
Fiserv, Inc.*.....................................................................................	904	57,838
Tellabs, Inc.*...................................................................................	2,966	57,184
Textron, Inc......................................................................................	1,034	56,911
Cintas Corp......................................................................................	1,230	56,887
MGIC Investment Corp..................................................................	780	56,659
UnumProvident Corp.*..................................................................	1,756	56,403
CSX Corp.*......................................................................................	1,555	56,353
DTE Energy Co................................................................................	1,210	56,192
Georgia-Pacific Group.....................................................................	1,647	55,751
Dover Corp.......................................................................................	1,479	55,684
Global Crossing Ltd.*.....................................................................	6,425	55,512
Praxair, Inc.*.....................................................................................	1,159	54,473
Sanmina Corp.*...............................................................................	2,318	54,264
Jefferson-Pilot Corp.*.....................................................................	1,122	54,215
Starwood Hotels & Resorts Worldwide, Inc..............................	1,441	53,720
Stilwell Financial, Inc......................................................................	1,590	53,360
Staples, Inc.*...................................................................................	3,306	52,863
FirstEnergy Corp.............................................................................	1,641	52,775
Regions Financial Corp.*...............................................................	1,649	52,768

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
Rohm & Haas Co.*.........................................................................	1,603	$52,739
Amerada Hess Corp........................................................................	646	52,197
Molex, Inc.........................................................................................	1,425	52,055
Limited, Inc.......................................................................................	3,102	51,245
Rockwell International Corp..........................................................	1,329	50,661
Constellation Energy Group, Inc.*...............................................	1,186	50,524
J.C. Penney Co.*.............................................................................	1,911	50,374
Coca-Cola Enterprises*..................................................................	3,051	49,884
Amsouth Bancorp.*.......................................................................	2,685	49,645
Northrop Grumman Corp................................................................	618	49,502
Boston Scientific Corp.*................................................................	2,910	49,470
Tosco Corp......................................................................................	1,119	49,292
LSI Logic Corp.*.............................................................................	2,620	49,256
Devon Energy Corp........................................................................	935	49,088
Newell Rubbermaid, Inc.................................................................	1,945	48,820
New York Times Co.*.....................................................................	1,154	48,468
Charter One Financial, Inc.*..........................................................	1,513	48,265
Ingersoll-Rand Co...........................................................................	1,171	48,245
Xerox Corp.*....................................................................................	5,032	48,156
Sabre Holdings Corp.*...................................................................	961	48,050
Scientific-Atlanta, Inc.....................................................................	1,179	47,867
Citrix Systems, Inc.*.......................................................................	1,349	47,080
Dollar General Corp.........................................................................	2,408	46,956
Tricon Global Restaurants, Inc.*..................................................	1,066	46,797
Watson Pharmaceuticals, Inc.*....................................................	759	46,785
Cincinnati Financial Corp...............................................................	1,171	46,254
Apache Corp....................................................................................	907	46,030
The Bear Stearns Cos., Inc.*.........................................................	774	45,643
TMP Worldwide, Inc.*...................................................................	771	45,574
Kerr-McGee Corp.*.........................................................................	687	45,528
Johnson Controls, Inc....................................................................	626	45,366
Healthsouth Corp.*........................................................................	2,821	45,051
AMBAC Financial Group, Inc.*...................................................	769	44,756
Union Planters Corp.*....................................................................	1,012	44,123
Barrick Gold Corp............................................................................	2,886	43,723
Allegheny Energy, Inc...................................................................	904	43,618

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
QLogic Corp.*.................................................................................	673	$43,375
Fortune Brands, Inc.......................................................................	1,126	43,193
Wellpoint Health Networks*........................................................	458	43,162
Block H & R, Inc.*..........................................................................	667	43,055
Jabil Circuit, Inc.*...........................................................................	1,391	42,926
Ameren Corp...................................................................................	999	42,657
Computer Sciences Corp.*............................................................	1,232	42,627
Kinder Morgan, Inc.*.....................................................................	837	42,059
Teradyne, Inc.*...............................................................................	1,270	42,037
Pepsi Bottling Group, Inc..............................................................	1,042	41,784
RadioShack Corp............................................................................	1,349	41,144
Applied Biosystems Group - Applera Corp................................	1,536	41,088
NiSource, Inc.*................................................................................	1,495	40,858
Avery Dennison Corp....................................................................	800	40,840
Sempra Energy................................................................................	1,493	40,819
K Mart Corp.*.................................................................................	3,535	40,546
Cinergy Corp.*................................................................................	1,156	40,402
Zions Bancorp.................................................................................	672	40,320
BMC Software, Inc.*......................................................................	1,774	39,986
Nabors Industries, Inc.*................................................................	1,071	39,841
AMR Corp/Del*..............................................................................	1,102	39,815
Genuine Parts Co............................................................................	1,260	39,690
Vulcan Materials Co.*....................................................................	737	39,614
Delta Air Lines, Inc.........................................................................	895	39,452
Willamette Industries.....................................................................	795	39,352
Countrywide Credit Ind., Inc.*.....................................................	850	38,998
Gateway, Inc.*.................................................................................	2,354	38,723
Tiffany & Co....................................................................................	1,067	38,647
Moody's Corp.*..............................................................................	1,142	38,257
Ecolab, Inc.......................................................................................	928	38,020
Dow Jones & Co., Inc.*.................................................................	636	37,976
Equifax, Inc......................................................................................	1,035	37,964
Applied Micro Circuits Corp.*.....................................................	2,180	37,496
Compuware Corp.*.........................................................................	2,678	37,465
ADC Telecommunications, Inc.*.................................................	5,675	37,455
Convergys Corp.*..........................................................................	1,238	37,449

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
St Jude Medical, Inc.*...................................................................	621	$37,260
TRW, Inc.........................................................................................	908	37,228
National Semiconductor Corp.*...................................................	1,270	36,982
Torchmark Corp.*...........................................................................	917	36,873
Symbol Technologies, Inc............................................................	1,642	36,452
Parker Hannifin Corp.*..................................................................	854	36,244
KeySpan Corp.*.............................................................................	989	36,079
Mercury Interactive Corp.*..........................................................	595	35,641
Toys "R" US, Inc.*........................................................................	1,438	35,591
Eaton Corp.*...................................................................................	500	35,050
UST, Inc...........................................................................................	1,193	34,430
Unisys Corp.*.................................................................................	2,299	33,818
Conseco, Inc...................................................................................	2,448	33,415
T Rowe Price Group, Inc................................................................	889	33,240
NCR Corp.*.....................................................................................	705	33,135
Goodyear Tire & Rubber Co.........................................................	1,157	32,396
Network Appliance, Inc.*..............................................................	2,350	32,195
Noble Drilling Corp.*.....................................................................	976	31,964
Brown-Forman Corp.......................................................................	499	31,906
Knight Ridder, Inc.*.......................................................................	534	31,666
Robert Half International, Inc.*....................................................	1,271	31,635
PG&E Corp.......................................................................................	2,820	31,584
Leggett & Platt, Inc........................................................................	1,427	31,437
Hilton Hotels Corp.*......................................................................	2,685	31,146
CenturyTel, Inc...............................................................................	1,026	31,089
GPU, Inc...........................................................................................	881	30,967
Cabletron Systems, Inc.*...............................................................	1,355	30,962
Autozone, Inc.*..............................................................................	825	30,937
Whirlpool Corp...............................................................................	486	30,375
EOG Resources, Inc.*....................................................................	851	30,253
Harrah's Entertainment, Inc.*........................................................	856	30,217
Millipore Corp.................................................................................	485	30,060
VF Corp.*.........................................................................................	824	29,977
Huntington Bancshares, Inc.........................................................	1,829	29,904
Pinnacle West Capital Corp.*.......................................................	614	29,104
Thermo Electron Corp.*.................................................................	1,313	28,912

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
Paccar, Inc.*....................................................................................	556	$28,590
Goodrich Corp.*.............................................................................	751	28,523
ITT Industries, Inc.*......................................................................	640	28,320
Avaya, Inc.*...................................................................................	2,061	28,236
W.W. Grainger, Inc........................................................................	686	28,236
Vitesse Semiconductor Corp.*.....................................................	1,329	27,962
Nucor Corp......................................................................................	565	27,623
Safeco Corp.*.................................................................................	932	27,494
Circuit City Stores-Circuit.............................................................	1,504	27,072
Parametric Technology Corp.*....................................................	1,933	27,043
Cooper Industries, Inc...................................................................	683	27,040
Aetna, Inc-New*............................................................................	1,044	27,008
Allied Waste Industries, Inc.*.....................................................	1,435	26,806
Winn-Dixie Stores, Inc.*...............................................................	1,024	26,757
CMS Energy Corp..........................................................................	956	26,625
Eastman Chemical Co....................................................................	559	26,625
Edison International......................................................................	2,371	26,437
Newmont Mining Corp.*..............................................................	1,409	26,222
Stanley Works*..............................................................................	622	26,049
Fluor Corp. (New)...........................................................................	574	25,916
RR Donnelley & Sons Co.............................................................	851	25,275
Sherwin-Williams Co.*..................................................................	1,135	25,197
Dana Corp.*....................................................................................	1,077	25,137
Palm, Inc.*.......................................................................................	4,128	25,057
Citizens Communications Co.*....................................................	2,068	24,878
Darden Restaurants, Inc...............................................................	871	24,301
Engelhard Corp..............................................................................	940	24,243
Manor Care, Inc.*..........................................................................	751	23,844
Phelps Dodge Corp.*....................................................................	573	23,780
Placer Dome, Inc.............................................................................	2,388	23,402
Black & Decker Corp.*..................................................................	588	23,202
Inco Ltd.*........................................................................................	1,324	22,852
Sealed Air Corp.*...........................................................................	607	22,611
Office Depot, Inc.*.........................................................................	2,171	22,535
Sunoco, Inc.*..................................................................................	612	22,417
American Power Conversion*.....................................................	1,423	22,412

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
Sigma-Aldrich...................................................................................	561	$21,666
Quintiles Transnational Corp.*.....................................................	844	21,311
Wendy's International, Inc.............................................................	828	21,147
C.R. Bard, Inc.*................................................................................	369	21,015
Pall Corp.*.........................................................................................	893	21,012
Niagara Mohawk Holdings, Inc.*.................................................	1,168	20,662
Ashland, Inc.*..................................................................................	507	20,331
PerkinElmer, Inc.*............................................................................	725	19,959
Mead Corp........................................................................................	723	19,622
Temple-Inland, Inc...........................................................................	361	19,238
Liz Claiborne, Inc.*..........................................................................	380	19,171
Tektronix, Inc.*................................................................................	687	18,652
Hasbro, Inc.*....................................................................................	1,258	18,178
Nordstrom, Inc.................................................................................	974	18,068
Westvaco Corp................................................................................	733	17,805
International Flavors & Fragrances..............................................	706	17,742
Centex Corp......................................................................................	434	17,685
Visteon Corp.*.................................................................................	955	17,553
Alberto-Culver Co...........................................................................	410	17,236
Supervalu, Inc.*...............................................................................	966	16,953
Maytag Corp....................................................................................	557	16,298
Conexant Systems, Inc.*................................................................	1,782	15,949
Bemis Co...........................................................................................	387	15,546
Pactiv Corp.*....................................................................................	1,153	15,450
FMC Corp.*......................................................................................	224	15,357
Brunswick Corp................................................................................	637	15,307
Rowan Cos., Inc.*............................................................................	688	15,205
Autodesk, Inc.*...............................................................................	405	15,106
Deluxe Corp......................................................................................	521	15,057
Homestake Mining Co.*.................................................................	1,918	14,865
Boise Cascade Corp........................................................................	421	14,807
Bausch & Lomb, Inc.*....................................................................	392	14,206
Adolph Coors...................................................................................	272	13,649
Crane Co............................................................................................	440	13,640
Reebok International Ltd.*.............................................................	418	13,355
Novell, Inc.*.....................................................................................	2,313	13,161

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
USX-U.S. Steel Group, Inc.............................................................	648	$13,057
Meredith Corp..................................................................................	361	12,927
Nicor, Inc.*.......................................................................................	329	12,824
Pulte Homes, Inc..............................................................................	298	12,704
WorldCom, Inc.-MCI Group*........................................................	782	12,590
Navistar International Corp.*........................................................	432	12,152
Humana, Inc.*..................................................................................	1,231	12,125
US Airways Group, Inc.*...............................................................	490	11,907
Cummins, Inc.*................................................................................	302	11,687
Freeport-McMoran Copper & Gold, Inc.*...................................	1,043	11,525
Great Lakes Chemical Corp............................................................	364	11,229
Big Lots, Inc.*..................................................................................	815	11,149
Andrew Corp.*................................................................................	593	10,941
Allegheny Technologies, Inc........................................................	584	10,565
Peoples Energy Corp......................................................................	258	10,372
Snap-On, Inc.*.................................................................................	423	10,219
Tupperware Corp.............................................................................	420	9,841
BroadVision, Inc.*...........................................................................	1,968	9,840
Dillards, Inc......................................................................................	635	9,697
Ball Corp...........................................................................................	203	9,655
KB Home*........................................................................................	320	9,654
Power-One, Inc.*.............................................................................	572	9,518
Thomas & Betts Corp.*..................................................................	424	9,358
Louisiana-Pacific Corp....................................................................	762	8,938
Hercules, Inc.*.................................................................................	783	8,848
Sapient Corp.*.................................................................................	888	8,658
Ryder System, Inc...........................................................................	437	8,565
Worthington Industries.................................................................	622	8,459
Oneok, Inc.*.....................................................................................	429	8,451
Cooper Tire & Rubber*..................................................................	526	7,469
Timken Co........................................................................................	436	7,386
Potlatch Corp...................................................................................	209	7,192
National Service Industries, Inc.*.................................................	296	6,681
McDermott International, Inc.*.....................................................	442	5,149
American Greetings*......................................................................	462	5,082
Roxio, Inc..........................................................................................	14	182

Total Common Stocks (Cost $77,978,482)................................		80,002,599

*Non-Income Producing Securities
See Notes to Financial Statements.

TITAN 500 MASTER PORTFOLIO
Schedule of Investments (Unaudited) (Concluded)                                                    June 30, 2001

	Face Amount	Market Value (Note 1)

FEDERAL AGENCY DISCOUNT NOTES 23.1%
Fannie Mae 3.50% 07/02/01............................................................	$10,000,000	$ 10,000,000
Federal Farm Credit Banks 3.68% 07/02/01...................................	12,000,000	12,000,000
Federal Home Loan Banks 3.54% 07/05/01...................................	10,000,000	9,997,049

Total Federal Agency Discount Notes (Cost $31,997,049).....		31,997,049

	Contracts

OPTIONS PURCHASED 0.0%
Put Options on:
July 2001 S&P 500 Futures Contracts, Expiring July 2001, with strike 875...........................................	540	-

Total Options Purchased (Cost $20,678)...................................		-

	Face Amount

REPURCHASE AGREEMENTS 19.3%
Repurchase Agreements Collateralized by U.S. Treasury Obligations (Note 5):
3.95% due 07/02/01.....................................................................	$ 4,314,208	4,314,208
3.93% due 07/02/01.....................................................................	13,521,210	13,521,210
3.90% due 07/02/01.....................................................................	8,987,933	8,987,933

Total Repurchase Agreements (Cost $26,823,351)...................		26,823,351

Total Investments 100% (Cost $136,819,560)............................		$ 138,822,999

	Contracts	Unrealized Loss (Note 1)

FUTURES CONTRACTS PURCHASED
S&P 500 Futures Contracts, Expiring September 2001 (Underlying Face Amount at Market Value $62,574,750)...........	203	$ (483,080)

See Notes to Financial Statements.

TEMPEST 500 MASTER PORTFOLIO
Schedule Of Investments (Unaudited)                                                                             June 30, 2001

	Face Amount	Market Value (Note 1)

FEDERAL AGENCY DISCOUNT NOTES 63.6%
Federal Farm Credit Banks 3.68% 07/02/01..................................	$10,000,000	$10,000,000
Federal Home Loan Banks 3.94% 07/02/01..................................	10,000,000	10,000,000
Federal Home Loan Banks 3.66% 07/02/01..................................	5,000,000	5,000,000
Federal Home Loan Banks 3.54% 07/02/01..................................	10,000,000	9,997,049

Total Federal Agency Discount Notes (Cost $34,997,049)....		34,997,049

	Contracts

OPTIONS PURCHASED 0.0%
Call Options on:
July 2001 S&P 500 Futures Contracts, Expiring July 2001, with strike 1500.........................................	165	2,062
September 2001 S&P 500 Futures Contracts, Expiring September 2001, with strike 1600..............................	155	1,938

Total Options Purchased (Cost $11,733)...................................		4,000

	Face Amount

REPURCHASE AGREEMENTS 36.4%
Repurchase Agreements Collateralized by U.S. Treasury Obligations (Note 5):
3.95% due 07/02/01....................................................................	$ 3,216,699	3,216,699
3.93% due 07/02/01....................................................................	10,081,846	10,081,846
3.90% due 07/02/01....................................................................	6,701,455	6,701,455

Total Repurchase Agreements (Cost $20,000,000)..................		20,000,000

Total Investments 100% (Cost $55,008,782).............................		$55,001,049

	Contracts	Unrealized Gain (Note 1)

FUTURES CONTRACTS SOLD SHORT
S&P 500 Futures Contracts, Expiring September 2001 (Underlying Face Amount at Market Value $6,473,250)............	21	$ 49,749

See Notes to Financial Statements.

VELOCITY 100 MASTER PORTFOLIO
Schedule Of Investments (Unaudited)                                                                        June 30, 2001
	Shares	Market Value (Note 1)

COMMON STOCKS 48.4%
Microsoft Corp.*................................................................................	143,800	$ 10,497,398
Intel Corp.*.........................................................................................	182,800	5,346,898
QUALCOMM, Inc.*..........................................................................	70,900	4,146,230
Cisco Systems, Inc.*.........................................................................	202,900	3,692,780
Oracle Corp.*......................................................................................	181,700	3,452,298
Amgen, Inc.*......................................................................................	37,700	2,287,635
VERITAS Software Corp.*...............................................................	31,500	2,095,694
Dell Computer Corp.*........................................................................	74,400	1,945,560
Siebel Systems, Inc.*......................................................	41,000	1,922,899
Sun Microsystems, Inc.*..................................................................	110,000	1,729,199
Applied Materials, Inc.*...................................................................	32,500	1,595,750
Peoplesoft, Inc.*................................................................................	32,200	1,585,206
Maxim Integrated Products, Inc.*...................................................	35,700	1,578,296
Comcast Corp., Special Class A*....................................................	34,800	1,510,320
Gemstar-TV Guide International, Inc.*...........................................	33,500	1,473,999
Linear Technology Corp...................................................................	33,000	1,459,259
Xilinx, Inc.*.........................................................................................	34,000	1,402,159
JDS Uniphase Corp.*........................................................................	105,300	1,316,249
Nextel Communications, Inc., Class A............................................	72,900	1,275,749
Altera Corp.*......................................................................................	42,200	1,223,800
Genzyme Corp. - General Division*.................................................	18,877	1,151,497
MCI WorldCom, Inc.*.......................................................................	80,600	1,144,520
CIENA Corp.*.....................................................................................	30,100	1,143,800
Concord EFS, Inc.*............................................................................	21,200	1,102,612
Paychex, Inc.*.....................................................................................	27,500	1,100,000
eBay, Inc.*..........................................................................................	15,600	1,068,444
Flextronics International, Ltd.*........................................................	40,500	1,057,455
Chiron Corp.*.....................................................................................	20,600	1,050,600
Immunex Corp.*..................................................................................	57,700	1,024,175
KLA-Tencor Corp.*...........................................................................	17,400	1,017,378
Starbucks Corp.*................................................................................	41,000	943,000
Bed Bath & Beyond, Inc.*................................................................	30,100	903,000
Check Point Software Technologies, Ltd.*....................................	17,800	900,146

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
Biomet, Inc.*.......................................................................................	18,700	$ 898,722
VeriSign, Inc*.....................................................................................	14,700	882,147
Apple Computer, Inc.*......................................................................	37,800	878,850
BEA Systems, Inc.*...........................................................................	28,300	869,093
Adobe Systems, Inc..........................................................................	18,200	855,400
IDEC Pharmaceuticals Corp.*..........................................................	12,600	852,894
MedImmune, Inc.*.............................................................................	17,700	835,440
Intuit, Inc.*..........................................................................................	20,400	815,796
Comverse Technology, Inc.*...........................................................	13,800	787,980
Brocade Communication Systems*.................................................	17,900	787,421
Fiserv, Inc.*........................................................................................	12,100	774,158
USA Networks, Inc.*.........................................................................	27,400	772,406
Biogen, Inc.*.......................................................................................	14,200	771,912
Costco Wholesale Corp.*.................................................................	18,400	755,872
Cintas Corp.........................................................................................	15,700	726,125
i2 Technologies, Inc.*.......................................................................	34,300	679,140
Millenium Pharmaceuticals, Inc.*....................................................	18,500	658,230
Novellus Systems, Inc.*...................................................................	11,300	641,727
Sanmina Corp.*..................................................................................	26,500	620,365
EchoStar Communications Corp., Class A*...................................	19,000	615,980
PanAmSat Corp.*...............................................................................	15,700	610,416
Electronic Arts, Inc.*.........................................................................	10,400	602,160
Citrix Systems, Inc.*..........................................................................	17,000	593,300
Human Genome Sciences, Inc.*.......................................................	9,700	584,425
Broadcom Corp., Class A*...............................................................	12,800	547,328
Nvidia Corp.*......................................................................................	5,900	547,225
Adelphia Communications Corp., Class A*..................................	12,800	524,800
TMP Worldwide, Inc.*......................................................................	8,800	520,186
Juniper Networks, Inc.*....................................................................	16,400	510,040
ADC Telecommunications, Inc.*.....................................................	75,700	499,620
QLogic Corp.*....................................................................................	7,300	470,485
Applied Micro Circuits Corp.*.........................................................	27,100	466,120
PMC-Sierra, Inc.*...............................................................................	14,000	434,980
Rational Software Corp.*..................................................................	15,400	431,970
Yahoo! Inc.*.......................................................................................	21,200	423,788
Mercury Interactive Corp.*..............................................................	6,800	407,320

*Non-Income Producing Securities
See Notes to Financial Statements.

	Shares	Market Value (Note 1)

COMMON STOCKS (continued)
Telefonaktiebolaget LM Ericsson, Sponsored ADR....................	74,400	$ 403,248
Parametric Technology Corp.*........................................................	27,900	390,321
RF Micro Devices, Inc.*...................................................................	14,400	385,920
Staples, Inc.*......................................................................................	23,800	380,562
Atmel Corp.*......................................................................................	27,000	364,230
Network Appliance, Inc.*.................................................................	26,400	361,680
Tellabs, Inc.*......................................................................................	18,100	348,968
PACCAR, Inc. *.................................................................................	6,700	344,514
Vitesse Semiconductor Corp.*........................................................	15,400	324,016
Smurfit-Stone Container Corp.*......................................................	18,500	299,700
Microchip Technology, Inc.*..........................................................	8,500	284,155
Abgenix, Inc.*....................................................................................	6,300	283,500
Molex, Inc...........................................................................................	7,500	273,975
Amazon.com, Inc.*............................................................................	18,500	261,775
Palm, Inc.*...........................................................................................	41,700	253,119
Compuware Corp.*............................................................................	17,600	246,224
Conexant Systems, Inc.*..................................................................	21,200	189,740
McLeodUSA, Inc., Class A*...........................................................	38,500	176,715
Novell, Inc.*.......................................................................................	29,600	168,424
CNET Networks, Inc.*......................................................................	12,000	156,000
RealNetworks, Inc.*..........................................................................	11,700	137,475
BroadVision, Inc.*.............................................................................	23,000	115,000
Level 3 Communications, Inc.*........................................................	19,800	108,702
Ariba, Inc.*.........................................................................................	18,400	101,200
Exodus Communications, Inc.*.......................................................	46,200	95,172
Metromedia Fiber Network, Inc., Class A*...................................	45,800	93,432
CMGI, Inc.*........................................................................................	29,200	87,600
Inktomi Corp.*...................................................................................	9,000	86,310
3Com Corp.*.......................................................................................	13,300	63,175
XO Communications, Inc.*..............................................................	23,400	44,928
At Home Corp., Series A*................................................................	19,700	42,158

Total Common Stocks (Cost $83,642,526)..................................		95,669,764

*Non-Income Producing Securities
See Notes to Financial Statements.

VELOCITY 100 MASTER PORTFOLIO
Schedule Of Investments (Unaudited) (Concluded)                                                June 30, 2001

	Face Amount	Market Value (Note 1)

FEDERAL AGENCY DISCOUNT NOTES 30.4%
Fannie Mae 3.50% 07/02/01.............................................................	$10,000,000	$10,000,000
Federal Farm Credit Banks 3.68% 07/02/01....................................	20,000,000	20,000,000
Federal Farm Credit Banks 3.58% 07/02/01....................................	10,000,000	9,992,040
Federal Home Loan Banks 3.66% 07/02/01....................................	10,000,000	10,000,000
Federal Home Loan Banks 3.54% 07/05/01....................................	10,000,000	9,997,049

Total Federal Agency Discount Notes (Cost $59,989,089)........		59,989,089

	Contracts

OPTIONS PURCHASED 0.0%
Put Options on:
September 2001 S&P 500 Futures Contracts, Expiring September 2001, with strike 1500...............................	700	3,500

Total Options Purchased (Cost $41,200)....................................		3,500

	Face Amount

REPURCHASE AGREEMENTS 21.2%
Repurchase Agreements Collateralized by U.S. Treasury Obligations (Note 5):
3.95% due 07/02/01.....................................................................	$19,803,921	19,803,921
3.93% due 07/02/01.....................................................................	15,780,243	15,780,243
3.90% due 07/02/01.....................................................................	6,385,744	6,385,744

Total Repurchase Agreements (Cost $41,969,908)...................		41,969,908

Total Investments 100% (Cost $185,642,723)............................		$197,632,261

	Contracts	Unrealized Loss (Note 1)

FUTURES CONTRACTS PURCHASED
NASDAQ 100 Futures Contracts, Expiring September 2001 (Underlying Face Amount at Market Value $39,753,500)..........	215	$ (1,383,698)

See Notes to Financial Statements.

VENTURE 100 MASTER PORTFOLIO
Schedule Of Investments  (Unaudited)                                                                  June 30, 2001

	Face Amount	Market Value (Note 1)

FEDERAL AGENCY DISCOUNT NOTES 62.7%
Federal Farm Credit Banks 3.68% 07/02/01...................................	$ 10,000,000	$ 10,000,000
Federal Home Loan Banks 3.94% 07/02/01...................................	5,000,000	5,000,000
Federal Home Loan Banks 3.66% 07/02/01...................................	10,000,000	10,000,000
Federal Home Loan Banks 3.54% 07/05/01...................................	10,000,000	9,997,049

Total Federal Agency Discount Notes (Cost $34,997,049).....		34,997,049

	Contracts

OPTIONS PURCHASED 0.0%
Call Options on:
July 2001 NASDAQ 100 Futures Contracts, Expiring July 2001, with strike 2500.........................................	25	-
July 2001 NASDAQ 100 Futures Contracts, Expiring July 2001, with strike 2550.........................................	50	-

Total Options Purchased (Cost $4,950).....................................		-

	Face Amount

REPURCHASE AGREEMENTS 37.3%
Repurchase Agreements Collateralized by U.S. Treasury Obligations (Note 5):
3.95% due 07/02/01....................................................................	$ 8,770,363	8,770,363
3.93% due 07/02/01....................................................................	10,301,940	10,301,940
3.90% due 07/02/01....................................................................	1,785,446	1,785,446

Total Repurchase Agreements (Cost $20,857,749)..................		20,857,749

Total Investments 100% (Cost $55,859,748).............................		$ 55,854,798

	Contracts	Unrealized Gain (Note 1)

FUTURES CONTRACTS SOLD SHORT
NASDAQ 100 Futures Contracts, Expiring March 2001 (Underlying Face Amount at Market Value $21,797,100).......	117	$ 174,868

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                                          June 30, 2001

	Titan 500 Master Portfolio*	Tempest 500 Master Portfolio*	Velocity 100 Master Portfolio*	Venture 100 Master Portfolio*

ASSETS
Securities at Value** (Note 1) -- See Accompanying Schedules.................................	$ 138,822,999	$ 55,001,049	$ 197,632,261	$ 55,854,798
Unrealized Gain for Equity Index Swaps ............	-	-	13,129,476	-
Cash at Custodian Bank........................................	1,794	2,261,824	11,901	-
Segregated Cash with Broker................................	7,392,138	13,056,070	6,421,100	3,044,450
Receivable for Shares Purchased.........................	8,908,828	-	5,433,068	13,385,803
Receivable for Securities Sold..............................	5,918	-	-	-
Receivable for Futures Contracts Settlement.....	429,294	-	1,216,202	-
Receivable from Advisor.......................................	83,509	83,509	83,509	83,509
Investment Income Receivable.............................	55,071	6,539	14,324	6,841
Other Assets...........................................................	8,883	-	-	-

Total Assets.........................................................	155,708,434	70,408,991	223,941,841	72,375,401

LIABILITIES
Payable for Securities Purchased.........................	7,750	1,860	-	-
Payable for Equity Index Swaps Settlement.......	3,122,274	406,356	15,034,627	958,861
Payable for Futures Contracts Settlement..........	-	314,329	-	571,132
Liability for Shares Redeemed..............................	23,913,316	11,229,675	9,013,379	-
Unrealized Loss for Equity Index Swaps ............	158,806	467,861	-	4,151,546
Organization Expense Payable to Advisor.........	83,509	83,509	83,509	83,509
Investment Advisory Fee Payable (Note 4).......	83,301	48,507	128,424	51,784
Other Liabilities.......................................................	-	1,303	14,110	1,082

Total Liabilities.....................................................	27,368,956	12,553,400	24,274,049	5,817,914

NET ASSETS (Note 9)..............................................	$ 128,339,478	$ 57,855,591	$ 199,667,792	$ 66,557,487

Shares Outstanding	3,236,495	1,042,708	8,432,788	1,480,045
Net Asset Value Per Share	$ 39.65	$ 55.49	$ 23.68	$ 44.97

*Commencement of Operations: January 1, 2001 -- Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, and Venture 100 Fund Master Portfolio
**The cost of Securities at Value is $136,819,560, $55,008,782, $185,642,723, and $55,859,748, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS (Unaudited)                                                                                                                 Period Ended June 30, 2001

	Titan 500 Master Portfolio*	Tempest 500 Master Portfolio*	Velocity 100 Master Portfolio*	Venture 100 Master Portfolio*

INVESTMENT INCOME
Interest (Note 1).........................................................	$ 1,438,059	$ 832,209	$ 1,868,890	$ 1,239,162
Dividends (Note 1)....................................................	190,601	-	25,589	-

Total Income............................................................	1,628,660	832,209	1,894,479	1,239,162

EXPENSES
Investment Advisory Fees (Note 4).......................	418,778	212,927	678,595	219,800
Custodian Fees (Note 1)...........................................	4,777	2,466	82,706	5,287
Miscellaneous (Note 1).............................................	(135)	(101)	(10,686)	(462)

Total Expenses........................................................	423,420	215,292	750,615	224,625

Net Investment Income (Loss)...................................	1,205,240	616,917	1,143,864	1,014,537

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities................................................	(6,715,033)	177,235	(58,757,790)	(28,214)
Equity Index Swaps...................................................	(3,573,571)	2,180,890	(105,614,033)	(709,662)
Futures Contracts......................................................	(24,193,589)	349,166	(18,810,625)	835,216

Total Net Realized Gain (Loss).............................	(34,482,193)	2,707,291	(183,182,448)	97,340

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities................................................	2,993,273	(362,521)	19,741,406	1,850
Equity Index Swaps...................................................	(158,806)	(467,861)	41,118,130	(6,656,352)
Futures Contracts......................................................	3,259,249	(145,991)	2,212,533	61,540

Net Change in Unrealized Appreciation (Depreciation).......................................................	6,093,716	(976,373)	63,072,069	(6,592,962)

Net Gain (Loss) on Investments...........................	(28,388,477)	1,730,918	(120,110,379)	(6,495,622)

Net Increase (Decrease) in Net Assets from Operations........................................................	$ (27,183,237)	$ 2,347,835	$ (118,966,515)	$ (5,481,085)

*Commencement of Operations: January 1, 2001 -- Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, and Venture 100 Fund Master Portfolio

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)                                                                              Period Ended June 30, 2001

	Titan 500 Master Portfolio*	Tempest 500 Master Portfolio*	Velocity 100 Master Portfolio*	Venture 100 Master Portfolio*

CHANGES FROM OPERATIONS
Net Investment Income.............................................	$ 1,205,240	$ 616,917	$ 1,143,864	$ 1,014,537
Net Realized Gain (Loss) on Investments..............	(34,482,193)	2,707,291	(183,182,448)	97,340
Net Change in Unrealized Appreciation (Depreciation) on Investments.............................	6,093,716	(976,373)	63,072,069	(6,592,962)

Net Increase (Decrease) in Net Assets from Operations.......................................................	(27,183,237)	2,347,835	(118,966,515)	(5,481,085)

Distributions to Shareholders From: (Note 1)
Net Investment Income ............................................	(986,511)	(336,314)	-	-
Net Realized Capital Gains .......................................	-	-	-	-

Total Distributions to Shareholders.......................	(986,511)	(336,314)	-	-

SHARE TRANSACTIONS
Net Proceeds from Shares Purchased ....................	1,539,471,324	722,056,884	1,041,241,069	642,236,791
Net Value of Shares Purchased through Dividend Reinvestment .........................................	986,511	336,314	-	-
Net Cost of Shares Redeemed .................................	(1,383,948,609)	(666,549,128)	(722,606,762)	(570,198,219)

Net Increase in Net Assets from Share Transactions.........................................	156,509,226	55,844,070	318,634,307	72,038,572

Net Increase in Net Assets....................................	128,339,478	57,855,591	199,667,792	66,557,487

NET ASSETS-Beginning of Period..........................	-	-	-	-

NET ASSETS-End of Period.......................................	$ 128,339,478	$ 57,855,591	$ 199,667,792	$ 66,557,487

Transactions in Shares
Shares Purchased ......................................................	34,518,479	13,481,972	30,272,791	13,828,621
Shares Purchased through Reinvestment..............	22,802	5,878	-	-

Total Purchased ........................................................	34,541,281	13,487,850	30,272,791	13,828,621
Shares Redeemed ......................................................	(31,304,786)	(12,445,142)	(21,840,003)	(12,348,576)

Net Shares Purchased ..............................................	3,236,495	1,042,708	8,432,788	1,480,045

* Commencement of Operations: January 1, 2001 -- Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, and Venture 100 Fund Master Portfolio

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)                                                                                                                                         June 30, 2001

	Titan 500 Master Portfolio	Tempest 500 Master Portfolio	Velocity 100 Master Portfolio	Venture 100 Master Portfolio

	Period Ended June 30, 2001*	Period Ended December 31, 2000*	Period Ended June 30, 2001*	Period Ended December 31, 2000*

RATIOS TO AVERAGE NET ASSETS
Gross Expenses**.........................................................	0.94%	0.90%	1.02%	0.90%
Net Expenses**.............................................................	0.94%	0.90%	1.02%	0.90%
Net Investment Income** ...........................................	2.69%	2.54%	1.55%	3.88%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***.........................................	371%	-	630%	-
Net Assets, End of Year (000's omitted)....................	$ 128,339	$ 57,856	$ 199,668	$ 66,557

*Since the commencement of operations: January 1, 2001-Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio and Venture 100 Master Portfolio
** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
The Tempest Master Portfolio and the Venture Master Portfolio typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Dynamic Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust consists of eight separate funds and offers two classes of shares, H Class Shares and C Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. The Trust calculates a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time). The NAV is calculated using the current market value of each Fund's total assets as of the respective time of calculation.

B. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the advisor using methods established or ratified by the Board of Trustees.

C. Securities transactions are recorded on trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income, if applicable, is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

D. When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to H Class Shares and service and distribution fees relating to C Class Shares, are charged directly to specific classes.

J. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

K. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each fund.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, index, or futures contract; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

  MASTER-FEEDER ARRANGEMENT

Effective after the close of business on December 31, 2000, the Titan 500 Fund, the Tempest 500 Fund, the Velocity 100 Fund, and the Venture 100 Fund were reorganized into a 'master-feeder arrangement.' Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Titan 500 Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds' financial statements. The percentage of Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, and Venture 100 Master Portfolio owned by the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund, respectively, at June 30, 2001, was 100 percent.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, an affiliated entity, investment advisory fees calculated at an annualized rate of nine-tenths of one percent (0.90%) of the average daily net assets of each of the Master Portfolios. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of one-quarter of one percent (0.25%) of the average daily net assets of each of the funds. The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $30 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $20 million of the average daily net assets, one-thirty third of one percent (0.03%) on the next $50 million of the average daily net assets, and one-fiftieth of one percent (0.02%) on the average daily net assets over $100 million of each of the funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

The Trust has adopted a Distribution Plan (the "Plan") applicable to its H Class Shares that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. Rydex Distributors, Inc. (the "Distributor") retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees.

Certain officers and trustees of the Funds are also officers and directors of Rydex Distributors, Inc.

The Advisor has voluntarily agreed to maintain the actual Total Annual Operating Expenses of the Dynamic Funds at an "expense cap" of 1.75% for H Class Shares and 2.50% for C Class Shares. This means that the Advisor will reimburse certain expenses of the Funds so that expenses do not exceed 1.75% for H Class Shares or 2.50% for C Class Shares. Because the Advisor's agreement to maintain an expense cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating Expenses of any Fund and the "expense cap" (before sales charge specifically pertaining to C Class shares is calculated) to recapture any of its prior reimbursements.

5. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, along with uninvested cash of the Rydex Series Funds, a separate Trust, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trusts' custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding on June 30, 2001 are as follows:

Counterparty	Terms of Agreement	Face Value	Market Value

Salomon Smith Barney, Inc.	3.90% due 7/2/01	$ 76,842,530	$ 76,842,530
Lehman Brothers, Inc.	3.95% due 7/2/01	84,652,113	84,652,113
Fuji Securities	3.93% due 7/2/01	125,000,000	125,000,000
PaineWebber, Inc.	3.93% due 7/2/01	125,000,000	125,000,000

			$411,494,643

As of June 30, 2001, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Range of Rates	Par Value	Market Value

U.S. Treasury Bills		$ 95,831,000	$ 95,224,621
U.S. Treasury Notes	6.500%-13.750%	19,585,000	22,565,522
U.S. Treasury Bonds	6.125%- 8.125%	276,720,000	317,378,573

			$435,168,716

6. SECURITIES TRANSACTIONS

During the period ended June 30, 2001, purchases and sales of investment securities, excluding short-term and temporary cash investments, were: (Unaudited)

	Titan 500 Master Portfolio	Tempest 500 Master Portfolio	Velocity 100 Master Portfolio	Venture100 Master Portfolio

Purchases.....................................................	$ 268,399,451	$ -	$ 655,545,874	$ -
Sales..............................................................	$ 188,456,552	$ -	$ 606,291,500	$ -

7. NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At June 30, 2001, unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were: (Unaudited)

	Titan 500 Master Portfolio	Tempest 500 Master Portfolio	Velocity 100 Master Portfolio	Venture 100 Master Portfolio

Gross Unrealized Appreciation.................	$ 2,978,147	$ -	$ 15,234,646	$ -
Gross Unrealized (Depreciation)...............	(974,708)	(7,733)	(3,245,108)	(4,950)

Net Unrealized Appreciation (Depreciation)...........................................	$ 2,003,439	$ (7,733)	$ 11,989,538	$ (4,950)

Cost of Investments for Federal Income Tax Purposes............................................	$ 77,999,160	$ 11,733	$ 83,683,726	$ 4,950

8. SHARE TRANSACTIONS (Unaudited)

The Trust is authorized to distribute an unlimited number of shares.

Transactions in shares for the period ended June 30, 2001 were: (Unaudited)

H Class	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

Shares Purchased........................................	166,829,453	25,521,587	193,876,213	32,298,696
Purchased through Dividend Reinvestment...........................	-	-	-	-

Total Purchased...........................................	166,829,453	25,521,587	193,876,213	32,298,696
Shares Redeemed........................................	(162,344,771)	(25,298,359)	(202,508,727)	(31,427,804)

Net Shares Purchased.................................	4,484,682	223,228	(8,632,514)	870,892

C Class	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

Shares Purchased........................................	2,585,792	375,472	2,620,084	53,203
Purchased through Dividend Reinvestment...........................	-	-	-	-

Total Purchased...........................................	2,585,792	375,472	2,620,084	53,203
Shares Redeemed........................................	(2,293,167)	(316,765)	(2,375,669)	(40,498)

Net Shares Purchased.................................	292,625	58,707	244,415	12,705

Transactions in shares for the period ended December 31, 2000 were:

H Class	Titan 500 Fund*	Tempest 500 Fund*	Velocity 100 Fund*	Venture 100 Fund*

Shares Purchased.......................................	88,059,673	26,545,748	106,310,332	31,925,211
Purchased through Dividend Reinvestment..........................	1,715	2,406	-	8,253

Total Purchased..........................................	88,061,388	26,548,154	106,310,332	31,933,464
Shares Redeemed........................................	(84,826,383)	(25,913,312)	(93,882,641)	(31,373,447)

Net Shares Purchased................................	3,235,005	634,842	12,427,691	560,017

C Class	Titan 500 Fund*	Velocity 100 Fund*

Shares Purchased....................................	9,483	89,377
Purchased through Dividend Reinvestment.......................	-	-

Total Purchased......................................	9,483	89,377
Shares Redeemed....................................	(1)	(81,452)

Net Shares Purchased............................	9,482	7,925

Transactions in dollars for the period ended June 30, 2001 were: (Unaudited)

H Class	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

Shares Purchased....................................	$ 2,923,670,146	$ 1,566,703,633	$ 2,231,806,277	$ 1,556,843,174
Purchased through Dividend Reinvestment.......................	-	-	-	-

Total Purchased......................................	2,923,670,146	1,566,703,633	2,231,806,277	1,556,843,174
Shares Redeemed....................................	(2,838,867,089)	(1,550,795,229)	(2,058,698,324)	(1,513,941,316)

Net Increase.............................................	$ 84,803,057	$ 15,908,404	$ 173,107,953	$ 42,901,858

C Class	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

Shares Purchased....................................	$ 44,476,914	$ 23,158,067	$ 37,739,618	$ 2,485,616
Purchased through Dividend Reinvestment.......................	-	-	-	-

Total Purchased......................................	44,476,914	23,158,067	37,739,618	2,485,616
Shares Redeemed....................................	(38,401,568)	(19,331,092)	(21,926,660)	(1,971,026)

Net Increase...........................................	$ 6,075,346	$ 3,826,975	$ 15,812,958	$ 514,590

Transactions in dollars for the period ended December 31, 2000 were:

H Class	Titan 500 Fund*	Tempest 500 Fund*	Velocity 100 Fund*	Venture 100 Fund*

Shares Purchased........................................	$ 2,086,969,165	$ 1,293,010,760	$ 2,363,066,388	$ 1,014,670,121
Purchased through Dividend Reinvestment...........................	37,728	127,038	-	386,586

Total Purchased..........................................	2,087,006,893	1,293,137,798	2,363,066,388	1,015,056,707
Shares Redeemed........................................	(1,990,677,432)	(1,260,308,278)	(2,082,562,302)	(1,001,955,471)

Net Increase.................................................	$ 96,329,461	$ 32,829,520	$ 280,504,086	$ 13,101,236

C Class	Titan 500 Fund*	Velocity 100 Fund*

Shares Purchased........................................	$ 208,147	$ 926,357
Purchased through Dividend Reinvestment...........................	-	-

Total Purchased..........................................	208,147	926,357
Shares Redeemed........................................	(15)	(831,359)

Net Increase.................................................	$ 208,132	$ 94,998

* Commencement of Operations: May 19, 2000 -- Titan 500 Fund H Class and Tempest 500 Fund H CIass, May 24, 2000 -- Velocity 100 Fund H Class, May 23, 2000 -- Venture 100 Fund H Class November 20, 2000 -- Velocity 100 Fund C Class, and November 27, 2000 -- Titan 500 Fund C Class

9. NET ASSETS (Unaudited)

At June 30, 2001 net assets consisted of:

	Titan 500 Fund	Titan 500 Master Portfolio	Tempest 500 Fund	Tempest 500 Master Portfolio

Paid-In-Capital.............................................	$ 155,813,458	$ 189,323,163	$ 55,676,371	$ 55,734,082
Undistributed Net Investment Income ...	578,039	269,628	133,522	390,591
Accumulated Net Realized Gain (Loss) on Investments................	(35,250,986)	(62,614,866)	(3,730,104)	2,156,763
Net Unrealized Appreciation (Depreciation) on Investments, Options and Futures Contracts.............	7,081,236	1,361,553	5,741,625	(425,845)

Net Assets...................................................	$ 128,221,747	$ 128,339,478	$ 57,821,414	$ 57,855,591

	Velocity 100 Fund	Velocity 100 Master Portfolio	Venture 100 Fund	Venture 100 Master Portfolio

Paid-In-Capital.............................................	$ 319,129,755	$ 401,932,291	$ 72,224,264	$ 69,302,091
Undistributed Net Investment Income (Loss) ..........................................	(592,614)	1,144,871	(204,717)	1,246,212
Accumulated Net Realized Loss on Investments...................	(138,399,483)	(227,144,686)	(15,663,624)	(9,188)
Net Unrealized Appreciation (Depreciation) on Investments, Options and Futures Contracts.............	19,432,970	23,735,316	10,182,537	(3,981,628)

Net Assets...................................................	$ 199,570,628	$ 199,667,792	$ 66,538,460	$ 66,557,487

10. EQUITY INDEX SWAP AGREEMENTS (unaudited)

The Trust has entered into the following equity index swap agreements as of June 30, 2001:

Fund	Notional Market Value	Return	Maturity Date

Titan 500 Fund	$102,253,166	Price Return *	9/25/01
Titan 500 Fund	$ 18,625,050	Price Return *	7/25/01
Tempest 500 Fund	$ 91,077,420	Price Return *	7/19/01
Tempest 500 Fund	$ 14,713,162	Price Return *	7/26/01
Velocity 100 Fund	$194,895,614	Price Return **	7/24/01
Velocity 100 Fund	$ 74,980,272	Price Return **	7/24/01
Venture 100 Fund	$ 80,589,370	Price Return **	7/24/01
Venture 100 Fund	$ 29,845,922	Price Return **	7/23/01

* S&P 500 Index +/- financing at a variable rate.
** NASDAQ 100 Index +/- financing at a variable rate.

11. LOSS CARRYFORWARD - FEDERAL INCOME TAX

At December 31, 2000, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

Expires December 31	Titan 500 Fund	Velocity 100 Fund

2008....................................................	$ 9,115,430	$ 15,430,225

12. VELOCITY 100 FUND REVERSE STOCK SPLIT

Effective after the close of business on April 20, 2001, the Velocity 100 Fund, H Class and C Class shares, underwent a 1-for-10 reverse split. The effect of this transaction was to divide the number of outstanding shares in this Fund by ten, while multiplying the net asset value per share by ten. The net asset value per share prior to the reverse split was $5.82 in the H Class and $5.78 in the C Class; after the reverse split, the net asset value per share was $58.20 and $57.80, respectively.

There was no change in the aggregate market value of the outstanding shares as a result of these transactions.

13. SUBSEQUENT EVENTS

Fees and Other Transactions with Affiliates

The Board approved new annual percentage rates for accounting service fees effective August 21, 2001. Under the terms of the new contract, the Funds pay Rydex Fund Services, an affiliated entity, accounting service fees calculated at an annual percentage rate of one-tenth of one percent (0.10%) for the first $250 million of the average daily net assets, three-fortieths of one percent (0.075%) on the next $250 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one-thirty third of one percent (0.03%) on the average daily net assets over $750 million of each of the funds.

Titan 500 Fund

Tempest 500 Fund

Velocity 100 Fund

Venture 100 Fund

Titan 500 Master Portfolio

Tempest 500 Master Portfolio

Velocity 100 Master Portfolio

Venture 100 Master Portfolio

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not intended for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

Rydex Funds
9601 Blackwell Road, Suite 500
Rockville, MD 20850
1.800.820.0888
www.rydexfunds.com

 DYN-2-8/01